Other receivables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021
Real estate properties held for lease, net member
Other receivables
Total	$ 339,695,310	$ 378,656,298
Henan Derun Real Estate Co. Ltd ("Henan Derun")
Other receivables
Total	138,911,029	140,261,069
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund ("Zhengzhou Yongzhi")
Other receivables
Total	0	22,590,255	$ 22,590,255
Due from contractors
Other receivables
Total	24,339,375	23,571,115
Due from Zijin Royal Palace
Other receivables
Total	48,696,346	44,025,880
Others
Other receivables
Total	$ 127,748,560	$ 148,207,979